Income taxes - Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income taxes
Current tax expense				€ (2)
Deferred tax (expense) benefit	€ (11)	€ (80)
Income tax benefit (expense)	€ (11)	€ (80)	[1],[2]	€ (2)	[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.